Results for the Year - Valuation Assumptions for Warrants Granted (Details) - DKK (kr) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value per warrant on grant date	kr 631.51	kr 425.80	kr 368.61
Share price	2,009.79	1,483.58	1,034.66
Exercise price	kr 2,009.79	kr 1,483.58	kr 1,034.66
Expected dividend yield	0.00%	0.00%	0.00%
Expected stock price volatility	37.00%	34.20%	41.70%
Risk-free interest rate	(0.01%)	(0.56%)	(0.01%)
Expected life of warrants	5 years	5 years	5 years
Fair value of warrants granted	kr 75	kr 131	kr 102
Fair value of RSU granted (in dollars per share)	kr 1,927.83	kr 1,511.70	kr 1,033.95
RSUs
Fair value of RSU granted (in dollars per share)	kr 1,927.83	kr 1,511.70	kr 1,033.95
Fair value of RSU granted	kr 90	kr 176	kr 106